DIVESTITURES - Schedule of Other Discontinued Operations Activity (Details) - Discontinued Operations, Disposed of by Sale - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Tax related matters	$ 57	$ 0	$ 0
Other	(10)	(18)	(25)
(Loss) income from discontinued operations, net of tax	(40)	(71)	4,856
Indemnification Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Indemnification activity - environmental and legal	(24)	(50)	0
Mobility And Materials Businesses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income from discontinued operations	(27)	423	4,955
MOU Activity
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income from discontinued operations	$ (36)	$ (426)	$ (74)